Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions
(22)	Related Party Transactions

Loans are made to the Company’s executive officers and directors and their associates during the ordinary course of business. In management’s opinion, these loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable loans with other persons and do not involve more than normal risk of collectability or present other unfavorable features. At December 31, 2012 and 2011, loans to executive officers, directors, and their associates amounted to $89.9 million and $78.1 million, respectively. During 2012, additional loans and repayments of loans by existing executive officers, directors, and their associates were $27.6 million and $19.3 million, respectively. An additional $3.5 million of loans made to directors in a prior year for the purchase of Company stock were refinanced during 2012. As a result, those loans were no longer required to be presented as deductions from shareholders’ equity as of December 31, 2012.

Deposits are taken from the Company’s executive officers and directors and their associates during the ordinary course of business. In management’s opinion, these deposits are taken on substantially the same terms, including interest rates, as those prevailing at the time for comparable deposits from other persons. At December 31, 2012 and 2011, deposits from executive officers, directors, and their associates amounted to $41.0 million and $39.2 million, respectively.

The Company leases two of its Outer Banks branches from a director and his wife for monthly payments of $8,000 and $18,410, respectively. The term of one lease was renewed for five years commencing August 2009. The other lease is a land lease that commenced in April 2006 for a term of twenty years, with three optional five-year renewals.

The Company leases from a director the land on which one of its Eastern Shore branches is located for monthly payments of $2,280. The terms of this lease were renewed for five years commencing June 2009 with one optional five-year renewal.